Revenue	12 Months Ended
Dec. 31, 2019
Revenue [Abstract]
Revenue
Note 4 – Revenue

Geographic data

Revenues are attributed to geographical location based on the country of operations for drilling activities, i.e. the country where the revenues are generated. The following presents our revenues by geographic area:

	For the Years Ended December 31,
(in $ millions)	2019	2018	2017
Middle East	43.2	41.1	-
Europe	114.7	75.1	-
West Africa	102.4	44.4	0.1
Mexico	50.0	-	-
South East Asia	23.8	4.3	-
Total	334.1	164.9	0.1

Major customers

In the years ended December 31, 2019, 2018 and 2017, the following customers accounted for more than 10% of our contract revenues:

	For the Years Ended December 31,
(In % of operating revenues)	2019	2018	2017
ExxonMobil	15%	-	-
National Drilling Company (ADOC)	13%	21%	-
Pan American Energy	13%	-	-
TAQA Bratani Limited	11%	17%	-
Centrica North Sea Limited (Spirit Energy)	10%	10%	-
BW Energy Gabon S.A.	4%	13%	-
Total S.A	-	13%	100%
Total	66%	74%	100%

Presentation of Contract balances

Accounts receivable are recognized when the right to consideration becomes unconditional based upon contractual billing schedules. Payment terms on invoiced amounts are typically 30 days.

The following table provides information about contract assets from contracts with customers:

	As of December 31,
(In $ millions)	2019	2018
Current contract assets
Deferred mobilization and contract preparation cost	19.3	6.0
Accrued revenue	31.7	18.9
Acquired contract backlog	-	20.2
Current contract assets	51.0	45.1

Non-current contract assets
Deferred mobilization and contract preparation cost	3.5	5.1
Non-current contract assets	3.5	5.1
Total contract assets	54.5	50.2

Significant changes in the remaining performance obligation contract assets balances for the years ended December 31, 2019 and 2018 are as follows:

Contract assets	As of December 31,
(In $ millions)	2019	2018
Net balance at January 1,	50.2	10.4
Additions to deferred costs, accrued revenue and acquired contract backlog	134.7	76.1
Amortization of deferred costs	(130.4)	(36.3)
Total contract assets	54.5	50.2

Contract Costs

To obtain contracts with our customers, we incur costs to prepare a rig for contract and deliver or mobilize a rig to the drilling location. We defer pre‑operating costs, such as contract preparation and mobilization costs, and recognize such costs on a straight‑line basis, consistent with the general pace of activity, in rig operating and maintenance costs over the estimated firm period of drilling. Costs incurred for the demobilization of rigs at contract completion are recognized as incurred during the demobilization process.

Practical expedient

We have applied the disclosure practical expedient in ASC 606-10-50-14A(b) and have not included estimated variable consideration related to wholly unsatisfied performance obligations or to distinct future time increments within our contracts, including dayrate revenue. The duration of our performance obligations varies by contract.